Convertible Redeemable Preferred Shares - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands										12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 13, 2017 USD ($) $ / shares shares	Jun. 13, 2017 CNY (¥)	Jul. 14, 2015 USD ($) $ / shares shares	Jul. 14, 2015 CNY (¥)	Jun. 06, 2014 USD ($) $ / shares shares	Jun. 06, 2014 CNY (¥)	Dec. 19, 2013 USD ($) $ / shares shares	Dec. 19, 2013 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Jun. 17, 2017 shares	Jun. 16, 2017 shares	Jun. 13, 2017 ¥ / shares shares	Jul. 14, 2015 ¥ / shares shares	Jun. 06, 2014 ¥ / shares shares	Dec. 19, 2013 ¥ / shares shares
Convertible Preferred Stock Warrants [Line Items]
Qualified IPO, gross proceeds | $	$ 100,000									$ 100,000
Qualified IPO, pre-money valuation | $										600,000
Implied pre-money valuation, inclusive | $										500,000
Implied inclusive pre money valuation, not inclusive | $										$ 600,000
Debt instrument, interest rate, stated percentage	15.00%									15.00%						15.00%
Issuance cost of stock During Period													¥ 1,940		¥ 0	¥ 0
Accretion of convertible redeemable preferred shares										$ 4,075	¥ 28,017	$ 4,122	¥ 26,817	$ 2,328	15,149
Series Seed Convertible Redeemable Preferred Shares [Member]
Convertible Preferred Stock Warrants [Line Items]
Temporary Equity, Shares Issued | shares	0			3,645,501		3,645,501		3,645,501		0			3,645,501			0	3,645,501			3,645,501	3,645,501	3,645,501
Temporary Equity, Par or Stated Value Per Share | (per share)	$ 0.001							$ 0.001		$ 0.001			¥ 0.001
Consideration received on sale of stock								$ 1,450	¥ 8,957
Share price | (per share)								$ 0.3978														¥ 2.4570
Payment for stock issuance cost									¥ 124
Preferred stock redemption price percentage										100.00%	100.00%
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Preferred Stock Warrants [Line Items]
Temporary Equity, Shares Issued | shares	0			5,531,104		5,531,104				0			5,531,104			0	5,531,104			5,531,104	5,531,104
Temporary Equity, Par or Stated Value Per Share | (per share)	$ 0.001					$ 0.001				$ 0.001			¥ 0.001
Consideration received on sale of stock						$ 10,000	¥ 61,569
Payment for stock issuance cost							¥ 295
Share price of shares issued | (per share)						$ 1.8080															¥ 11.1315
Series B Convertible Redeemable Preferred Shares [Member]
Convertible Preferred Stock Warrants [Line Items]
Temporary Equity, Shares Issued | shares	0			7,895,711						0			7,895,711			0	7,895,711			7,895,711
Temporary Equity, Par or Stated Value Per Share | (per share)	$ 0.001			$ 0.001						$ 0.001			¥ 0.001
Consideration received on sale of stock				$ 28,921	¥ 176,941
Payment for stock issuance cost					¥ 5,122
Share price of shares issued | (per share)				$ 3.6629																¥ 22.4098
Series C Convertible Redeemable Preferred Shares [Member]
Convertible Preferred Stock Warrants [Line Items]
Temporary Equity, Shares Issued | shares	0	5,295,380								0			5,295,380			0	5,295,380	5,295,380	5,295,380
Temporary Equity, Par or Stated Value Per Share | (per share)	$ 0.001	$ 0.001								$ 0.001			¥ 0.001
Consideration received on sale of stock		$ 50,000	¥ 340,082
Payment for stock issuance cost			¥ 1,940
Share price of shares issued | (per share)		$ 9.4422																	¥ 64.2224
Series C Preferred Share [Member]
Convertible Preferred Stock Warrants [Line Items]
Preferred stock, liquidation preference, percentage	100.00%									100.00%						100.00%
Preferred stock redemption term	5 years
Annual compound interest rate	6.00%
Accretion of convertible redeemable preferred shares										$ 2,312	¥ 15,899		¥ 11,147
Series B Preferred Share [Member]
Convertible Preferred Stock Warrants [Line Items]
Preferred stock, liquidation preference, percentage	100.00%									100.00%						100.00%
Preferred stock redemption term	5 years
Annual compound interest rate	6.00%
Accretion of convertible redeemable preferred shares										$ 1,475	¥ 10,140		12,565		11,548
Pre-B Preferred Shares [Member]
Convertible Preferred Stock Warrants [Line Items]
Preferred stock, liquidation preference, percentage	100.00%									100.00%						100.00%
Preferred stock redemption price percentage										130.00%	130.00%
Series A Preferred Share [Member]
Convertible Preferred Stock Warrants [Line Items]
Preferred stock redemption term										5 years	5 years
Accretion of convertible redeemable preferred shares										$ 288	¥ 1,978		¥ 3,105		¥ 3,601